BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS - Depreciation and Amortization and Capital Expenditures (Details) - Issuer Solutions - Held-for-sale - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization of property and equipment	$ 28,473	$ 30,447	$ 123,292	$ 119,873	$ 109,250
Amortization of acquired intangibles	135,184	133,724	535,013	527,336	515,915
Capital expenditures	$ 49,245	$ 42,153	$ 179,661	$ 130,949	$ 157,478